Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 29, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Merger agreement date			Oct. 06, 2021
Gross proceeds upon consummation of business combination			$ 160,539	$ 0
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, par value | $ / shares					$ 0.0001
Conversion of preferred stock terms			each share of Series Z Preferred Stock automatically converted into Class A common stock on a one-to-one basis;
Gross proceeds from business combination	$ 176,282
Business Combination, net of transaction costs and assumed liabilities on the Statement of changes in Stockholders' equity	110,930
Starry, Inc [Member]
Business Acquisition [Line Items]
Merger agreement date					Oct. 06, 2021
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Conversion of preferred stock terms					each share of then-outstanding Starry Series Z Preferred Stock will convert automatically into the right to receive shares of New Starry Class A Common Stock on a one-to-one basis
Common Stock, Shares, Outstanding | shares					37,178,873	36,155,835
Selling, General and Administrative Expenses
Business Acquisition [Line Items]
One time incentive payment transaction costs and legal expenses		$ 0	$ 2,973
Additional Paid-in Capital
Business Acquisition [Line Items]
Business Combination, net of transaction costs and assumed liabilities on the Statement of changes in Stockholders' equity	110,930
FirstMark
Business Acquisition [Line Items]
Gross proceeds upon consummation of business combination	37
Gross proceeds from business combination	36,282
Transaction costs		17,532	17,532
Business combination transaction cost incurred and paid		967	967
Business combination combined transaction costs		18,499	18,499
FirstMark | Derivative Instruments
Business Acquisition [Line Items]
Transaction costs		314	314
FirstMark | Additional Paid-in Capital
Business Acquisition [Line Items]
Transaction costs		$ 17,218	$ 17,218
PIPE Investors (including Series Z)
Business Acquisition [Line Items]
Gross proceeds from business combination	140,000
Trust Account
Business Acquisition [Line Items]
Gross proceeds upon consummation of business combination	$ 36,245
Convertible Notes investors [Member] | Starry, Inc [Member] | Convertible Notes [Member]
Business Acquisition [Line Items]
Principal amount of Convertible Notes					$ 150,000
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Conversion of preferred stock ratio		0.1841	0.1841
Common Stock, Shares, Outstanding | shares		153,393,876	153,393,876		0
Common stock exchange ratio	0.1841
Class A Common Stock | PIPE investors
Business Acquisition [Line Items]
Purchase of shares | shares	14,533,334
Purchase price per share | $ / shares	$ 7.5
Aggregate proceeds amount	$ 109,000
Class A Common Stock | PIPE investors | Starry, Inc [Member]
Business Acquisition [Line Items]
Purchase of shares | shares					10,900,000
Aggregate proceeds amount					$ 109,000
Series Z Preferred Stock
Business Acquisition [Line Items]
Conversion of preferred stock terms			shares of Series Z Preferred Stock converted into shares of Class A common stock on a 1-for-1
Series Z Preferred Stock | Series Z Investors [Member]
Business Acquisition [Line Items]
Purchase of shares | shares	4,133,333
Purchase price per share | $ / shares	$ 7.5
Aggregate proceeds amount	$ 31,000
Series Z Preferred Stock | Series Z Investors [Member] | Starry, Inc [Member]
Business Acquisition [Line Items]
Purchase of shares | shares					2,100,000
Purchase price per share | $ / shares					$ 10
Aggregate proceeds amount					$ 21,000
Series Z Preferred Stock | PIPE investors | Starry, Inc [Member]
Business Acquisition [Line Items]
Purchase price per share | $ / shares					$ 10
Class X Common Stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding | shares	9,268,335	9,268,335	9,268,335		0
Series Z Subscription Agreement | Series Z Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value | $ / shares	$ 0.001
Common stock, par value | $ / shares	$ 0.001
Conversion of preferred stock ratio	1
Series Z Subscription Agreement | Series Z Preferred Stock | Starry, Inc [Member]
Business Acquisition [Line Items]
Preferred stock, par value | $ / shares					$ 0.0001
Common stock, par value | $ / shares					$ 0.0001
Merger Agreement Waiver
Business Acquisition [Line Items]
Gross proceeds upon consummation of business combination	$ 36,282
Merger Agreement Waiver | FirstMark
Business Acquisition [Line Items]
Common stock held by public stockholders | shares	4,921,551
Merger Agreement Waiver | Class A Common Stock | FirstMark
Business Acquisition [Line Items]
Common stock conversion ratio		1	1